SCHEDULE OF PREPAID EXPENSES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid investor awareness and marketing	$ 500,000	$ 500,367	$ 367
Prepaid filing and listing fees	40,734	38,042
Prepaid consulting fees	2,625	2,625	3,000
Total	$ 543,359	541,034	4,829
Deferred Share Issuance Costs [Member]
Prepaid filing and listing fees		36,625
Prepaid Filing Fees [Member]
Prepaid filing and listing fees		$ 1,417	$ 1,462